Fair Value of Financial Assets and Liabilities (Details) - Schedule of Fair Value Financial Assets and Liabilities not Measured at Fair Value on the Balance Sheet - Estimated Fair Value [Member] - CLP ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks	$ 2,464,648	$ 2,764,884
Transactions in the course of collection	415,505	772,196
Subtotal	2,880,153	3,537,080
Financial assets at amortized cost
Rights by resale agreements and securities lending	71,822	54,061
Debt financial instruments	1,368,416	836,527
Loans and advances to Banks
Domestic banks
Central Bank of Chile	2,100,933	1,801,100
Foreign banks	412,662	369,526
Subtotal	3,953,833	3,061,214
Loans to customers, net
Commercial loans	19,193,778	19,161,774
Residential mortgage loans	11,656,071	11,138,046
Consumer loans	5,025,163	4,608,041
Subtotal	35,875,012	34,907,861
Total	42,708,998	41,506,155
Liabilities
Transactions in the course of payment	356,871	681,792
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,670,793	13,592,155
Saving accounts and time deposits	15,536,406	14,342,841
Obligations by repurchase agreements and securities lending	157,173	216,264
Borrowings from financial institutions	5,152,776	4,844,427
Debt financial instruments issued
Letters of credit for residential purposes	1,533	2,466
Letters of credit for general purposes	12	52
Bonds	9,090,188	9,030,443
Other financial obligations	339,327	363,809
Subtotal	43,948,208	42,392,457
Subordinate bonds	1,035,801	1,002,250
Total	45,340,880	44,076,499
Level 1 [Member]
Assets
Cash and due from banks	2,464,648	2,764,884
Transactions in the course of collection	415,505	772,196
Subtotal	2,880,153	3,537,080
Financial assets at amortized cost
Rights by resale agreements and securities lending	71,822	54,061
Debt financial instruments	1,368,416	836,527
Loans and advances to Banks
Domestic banks
Central Bank of Chile	2,100,933	1,801,100
Foreign banks
Subtotal	3,541,171	2,691,688
Loans to customers, net
Commercial loans
Residential mortgage loans
Consumer loans
Subtotal
Total	6,421,324	6,228,768
Liabilities
Transactions in the course of payment	356,871	681,792
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,670,793	13,592,155
Saving accounts and time deposits
Obligations by repurchase agreements and securities lending	157,173	216,264
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit for residential purposes
Letters of credit for general purposes
Bonds
Other financial obligations
Subtotal	13,827,966	13,808,419
Subordinate bonds
Total	14,184,837	14,490,211
Level 2 [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Subtotal
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments
Loans and advances to Banks
Domestic banks
Central Bank of Chile
Foreign banks
Subtotal
Loans to customers, net
Commercial loans
Residential mortgage loans
Consumer loans
Subtotal
Total
Liabilities
Transactions in the course of payment
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit for residential purposes	1,533	2,466
Letters of credit for general purposes	12	52
Bonds	9,090,188	9,030,443
Other financial obligations
Subtotal	9,091,733	9,032,961
Subordinate bonds
Total	9,091,733	9,032,961
Level 3 [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Subtotal
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments
Loans and advances to Banks
Domestic banks
Central Bank of Chile
Foreign banks	412,662	369,526
Subtotal	412,662	369,526
Loans to customers, net
Commercial loans	19,193,778	19,161,774
Residential mortgage loans	11,656,071	11,138,046
Consumer loans	5,025,163	4,608,041
Subtotal	35,875,012	34,907,861
Total	36,287,674	35,277,387
Liabilities
Transactions in the course of payment
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	15,536,406	14,342,841
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	5,152,776	4,844,427
Debt financial instruments issued
Letters of credit for residential purposes
Letters of credit for general purposes
Bonds
Other financial obligations	339,327	363,809
Subtotal	21,028,509	19,551,077
Subordinate bonds	1,035,801	1,002,250
Total	$ 22,064,310	$ 20,553,327